Capital assets - Change in Vermilion's capital assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of Capital assets [Line Items]
Impairment expense on disposed assets	$ (572,159)
Cost
Disclosure of Capital assets [Line Items]
Balance at January 1	13,760,503
Balance at December 31	13,825,176	$ 13,760,503
Property, plant and equipment	13,825,176	13,760,503
Accumulated depletion, depreciation, and impairment
Disclosure of Capital assets [Line Items]
Balance at January 1	(8,742,042)
Balance at December 31	(9,320,661)	(8,742,042)
Property, plant and equipment	(9,320,661)	(8,742,042)
Capital assets
Disclosure of Capital assets [Line Items]
Balance at January 1	5,018,461	4,882,509
Acquisitions	1,185,312	12,728
Dispositions	(533,775)
Additions	617,250	586,962
Increase in right-of-use assets	6,598	38,290
Lease purchase		78,832
Transfers from exploration and evaluation assets	29,329	14,110
Impairment expense on disposed assets	(372,386)
Depletion and depreciation	(734,175)	(673,475)
Changes in asset retirement obligations	(278,594)	27,906
Foreign exchange	138,654	50,599
Balance at December 31	4,504,515	5,018,461
Property, plant and equipment	$ 4,504,515	$ 5,018,461